Trade and other receivables (Details 1) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in allowance for expected credit losses are as follows:
Balance at beginning year	R$ (8,298)	R$ (6,087)
Additions	(23,320)	(8,508)
Reversal	15,531	2,205
Write-offs	5,660	4,092
Balance at end of the year	R$ (10,427)	R$ (8,298)